As filed with the Securities and Exchange Commission on February 26, 2003.
                                                             File No. 333-103047

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No. 1 [X]
                     Post-Effective Amendment No. _____ [ ]
                                 INVESTEC FUNDS
                   (Formerly Guinness Flight Investment Funds)

           (Exact name of Registrant as Specified in Trust Instrument)

                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901
               ___________________________________________________
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 362-5365
                        (Area Code and Telephone Number)

                           Susan Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022
                      ____________________________________
                     (Name and Address of Agent for Service)

                                     Copy to

                                Royce N. Brennen
                                 Investec Funds
                        1055 Washington Blvd., 3rd Floor
                           Stamford, Connecticut 06901

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 26th day of February, 2003.

                                    INVESTEC FUNDS


                                    By:  /s/ Royce N. Brennan
                                       -----------------------------
                                          Royce N. Brennan
                                          President

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 26th day of February, 2003.



Signature                      Title                      Date

/s/  Eric Banhazl              Treasurer and Secretary    February 26, 2003
------------------------
Eric Banhazl

/s/  Dr. Gunter Dufey          Trustee                    February 26, 2003
------------------------
*Dr. Gunter Dufey

/s/  J. I. Fordwood            Trustee                    February 26, 2003
------------------------
*J. I. Fordwood

/s/  Timothy  Guinness         Trustee                    February 26, 2003
------------------------
*Timothy Guinness

/s/  Bret A. Herscher          Trustee                    February 26, 2003
------------------------
*Bret A. Herscher

/s/  J. Brooks Reece, Jr.      Trustee                    February 26, 2003
------------------------
*J. Brooks Reece, Jr.


*By:  /s/ Susan Penry-Williams
     ---------------------------
        Susan Penry-Williams
        Attorney-in-Fact